BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS [Abstract]
BORROWINGS
NOTE 9:              BORROWINGS

Federal Home Loan Bank Advances

Federal Home Loan Bank advances consist of the following:

	December 31, 2011		December 31, 2010
Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2011	$-	-	$25,000,000	3.53%
2013	15,700,000	2.14%	15,700,000	2.14%
2015	250,000	4.66%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$68,050,000	2.23%	$93,050,000	2.58%

The FHLB requires the Bank to maintain collateral in relation to outstanding balances of advances.  For collateral purposes, the FHLB values mortgage loans free of other pledges, liens and encumbrances at 80% of their fair value, and investment securities free of other pledges, liens and encumbrances at 95% of their fair value.  Based on existing collateral as well as the FHLB's limitation of advances to 25% of assets, the Bank has the ability to borrow an additional $81.0 million from the FHLB, as of December 31, 2011.

Federal Reserve Bank Borrowings

During 2008, the Bank established a borrowing line with the Federal Reserve Bank.  The Bank has the ability to borrow $37.0 million as of December 31, 2011.  The Federal Reserve Bank requires the Bank to maintain collateral in relation to borrowings outstanding.  The Bank had no borrowings outstanding on this line as of December 31, 2011 and 2010.

Securities Sold Under Agreements to Repurchase

The Company borrowed $9.8 million under a structured repurchase agreement in September 2007.  Effective in September 2009, interest was based on a fixed rate of 3.56% until maturity in September 2014.  The counterparty, Barclay's Capital, Inc., had the option to terminate the agreement on a quarterly basis until maturity date.  Prior to the stated maturity date, the Company paid off this agreement in November 2011.

The Company borrowed $30.0 million under three structured repurchase agreements in January 2008.  Interest is based on a fixed weighted average rate of 2.65% until maturity in January 2018.  Beginning in February 2010, the counterparty, Barclay's Capital, Inc., has the option to terminate the agreements on a quarterly basis until maturity. Prior to the stated maturity date, the Company paid off one of these agreements in the amount of $5.0 million in November 2011.

The Company has pledged certain investment securities with a fair value of $32.2 million and $46.9 million as of December 31, 2011 and 2010, respectively, to these repurchase agreements.